Deferred Income and Others Long Term Liabilities	12 Months Ended
Oct. 31, 2023
Deferred Income and Others Long Term Liabilities [Abstract]
DEFERRED INCOME AND OTHERS LONG TERM LIABILITIES

NOTE 11 – DEFERRED INCOME AND OTHERS LONG TERM LIABILITIES

Deferred income comprised of the following government grants which have not yet been earned:

	October 31,	October 31,
	2023	2022
Subsidy for the maintenance and repair of the office	172,883	236,290
Total	172,883	236,290